UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 56.9%
Argentina - 7.6%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000		$613,793	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		182,800	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	400,000		421,656	(b)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	280,000		297,240	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		157,831	(a)
Provincia de Neuquen Argentina, Senior Notes	7.500%	4/27/25	440,000		451,431	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	4,020,000	ARS	252,215
Republic of Argentina, Bonds	18.200%	10/3/21	10,920,000	ARS	731,847
Republic of Argentina, Senior Bonds	7.125%	7/6/36	450,000		457,650
Republic of Argentina, Senior Notes	8.280%	12/31/33	939,365		1,058,665
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	3,470,000		2,350,925

Total Argentina					6,976,053

Armenia - 0.2%
Republic of Armenia, Senior Notes	6.000%	9/30/20	200,000		209,978	(b)

Brazil - 1.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	3,880,000	BRL	1,168,036
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	500,000		446,250

Total Brazil					1,614,286

Cameroon - 0.3%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		238,029	(a)

Colombia - 1.8%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	450,000		467,437
Republic of Colombia, Senior Bonds	5.625%	2/26/44	680,000		746,640
Republic of Colombia, Senior Notes	3.875%	4/25/27	400,000		404,100

Total Colombia					1,618,177

Costa Rica - 0.8%
Republic of Costa Rica, Notes	7.000%	4/4/44	730,000		760,113	(a)

Dominican Republic - 1.2%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,127,829	(a)

Ecuador - 2.1%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	850,000		897,813	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	490,000		527,362	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	510,000		517,650	(a)

Total Ecuador					1,942,825

Egypt - 1.3%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	410,000		421,890	(a)
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	270,000		267,444	(a)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	200,000		212,318	(a)
Arab Republic of Egypt, Senior Notes	8.500%	1/31/47	300,000		321,762	(a)

Total Egypt					1,223,414

El Salvador - 0.4%
Republic of El Salvador, Notes	6.375%	1/18/27	420,000		376,950	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	200,000		199,250	(a)

Ghana - 1.2%
Republic of Ghana, Bonds	10.750%	10/14/30	680,000		849,585	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - (continued)
Republic of Ghana, Senior Notes	9.250%	9/15/22	200,000		$217,650	(a)

Total Ghana					1,067,235

Guatemala - 0.6%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	240,000		241,790	(a)
Republic of Guatemala, Senior Notes	4.375%	6/5/27	300,000		297,006	(a)

Total Guatemala					538,796

Honduras - 1.1%
Republic of Honduras, Senior Notes	7.500%	3/15/24	200,000		223,670	(b)
Republic of Honduras, Senior Notes	6.250%	1/19/27	800,000		834,680	(a)

Total Honduras					1,058,350

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.375%	3/25/24	400,000		450,762
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		878,613

Total Hungary					1,329,375

Indonesia - 5.8%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	509,000,000	IDR	41,844
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	14,030,000,000	IDR	1,130,194
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		829,354	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,116,031	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	920,000		1,006,616	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,231,223	(b)

Total Indonesia					5,355,262

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	196,000		190,169	(b)

Jamaica - 0.9%
Government of Jamaica, Senior Notes	6.750%	4/28/28	700,000		801,108

Jordan - 0.7%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		206,740	(a)
Kingdom of Jordan, Senior Notes	5.750%	1/31/27	480,000		481,048	(a)

Total Jordan					687,788

Kazakhstan - 1.4%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,260,000		1,281,780	(b)

Kenya - 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	230,000		239,286	(a)

Kuwait - 0.5%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	460,000		473,191	(a)

Mexico - 1.7%
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		467,180
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		1,051,421

Total Mexico					1,518,601

Nigeria - 0.8%
Republic of Nigeria, Notes	7.875%	2/16/32	460,000		510,561	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	200,000		209,289	(a)

Total Nigeria					719,850

Pakistan - 0.4%
Republic of Pakistan, Senior Notes	8.250%	4/15/24	300,000		335,800	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	331,000		$429,473

Paraguay - 0.4%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	380,000		403,750	(a)

Peru - 1.2%
Republic of Peru, Senior Bonds	8.750%	11/21/33	640,000		989,952
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000		145,317

Total Peru					1,135,269

Philippines - 1.6%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,380,000		1,426,852

Poland - 1.1%
Republic of Poland, Senior Notes	3.000%	3/17/23	1,000,000		1,017,375

Romania - 1.0%
Republic of Romania, Senior Notes	4.875%	1/22/24	820,000		897,756	(b)

Russia - 5.0%
Russian Federal Bond, Bonds	7.050%	1/19/28	38,300,000	RUB	649,736
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,000,000		2,174,052	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	551,460		665,403	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	1,000,000		1,129,695	(a)

Total Russia					4,618,886

Senegal - 1.0%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000		487,249	(b)
Republic of Senegal, Notes	6.250%	5/23/33	450,000		455,362	(a)

Total Senegal					942,611

South Africa - 0.8%
Republic of South Africa, Senior Notes	4.875%	4/14/26	750,000		767,333

Sri Lanka - 1.9%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	200,000		207,816	(a)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	660,000		704,073	(a)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		417,059	(b)
Republic of Sri Lanka, Senior Notes	6.200%	5/11/27	420,000		426,541	(a)

Total Sri Lanka					1,755,489

Turkey - 3.0%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	570,000		606,877
Republic of Turkey, Senior Bonds	4.250%	4/14/26	640,000		616,325
Republic of Turkey, Senior Notes	6.250%	9/26/22	980,000		1,072,049
Republic of Turkey, Senior Notes	6.000%	3/25/27	200,000		215,145
Republic of Turkey, Senior Notes	6.750%	5/30/40	200,000		226,407

Total Turkey					2,736,803

Ukraine - 0.7%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	620,000		631,272	(a)

Uruguay - 0.3%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	310,000		312,635

Venezuela - 2.7%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,855,000		983,150
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000		35,587
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,586,000		1,451,522	(b)

Total Venezuela					2,470,259

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Vietnam - 0.7%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	580,000		$606,928	(a)

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	270,000		292,613	(a)

TOTAL SOVEREIGN BONDS (Cost - $50,998,695)					52,328,799

CORPORATE BONDS & NOTES - 39.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Gohl Capital Ltd., Senior Bonds	4.250%	1/24/27	250,000		258,208	(b)

Media - 0.3%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000		346,086	(a)

TOTAL CONSUMER DISCRETIONARY					604,294

CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	200,000		206,000	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	200,000		207,900	(b)

TOTAL CONSUMER STAPLES					413,900

ENERGY - 17.7%
Oil, Gas & Consumable Fuels - 17.7%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	200,000		212,000	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	60,000		66,540
Ecopetrol SA, Senior Notes	5.875%	9/18/23	40,000		43,856
Ecopetrol SA, Senior Notes	5.875%	5/28/45	700,000		649,880
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000		385,333	(b)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000		510,772	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	440,000		445,566	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/30/43	1,500,000		1,495,875	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	410,000		402,374	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	400,000		451,608	(b)
Pacific Exploration and Production Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	350,000		395,063	(d)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,400,000		1,432,620
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000		461,949
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000		728,035
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	430,000		361,200
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000		348,075
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,090,000		582,605	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000		906,992
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000		930,475
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000		469,333
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000		630,630
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	390,000		415,295	(b)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000		629,665	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	430,000		448,455	(b)

Sinopec Group Overseas Development 2017 Ltd., Senior Notes	3.000%	4/12/22	500,000		504,928	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000		342,558	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000		310,863	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000		549,212	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	280,000		281,260	(a)
YPF Sociedad Anonima, Senior Notes	16.500%	5/9/22	7,000,000	ARS	435,258	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	400,000		456,120	(a)

Total Energy					16,284,395

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 9.3%
Banks - 6.0%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	$583,800	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000	315,450	(a)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	720,000	752,897	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	720,000	752,444	(b)
Export-Import Bank of India, Senior Notes	4.000%	1/14/23	400,000	417,544	(b)
Russian Agricultural Bank, Notes	8.500%	10/16/23	1,180,000	1,366,656	(b)
Russian Agricultural Bank, Senior Notes	5.298%	12/27/17	500,000	509,211	(b)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000	402,916	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	450,000	451,679	(a)

Total Banks				5,552,597

Capital Markets - 0.5%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	440,000	456,259	(a)

Diversified Financial Services - 2.3%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	860,000	882,618	(a)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes	3.800%	8/11/26	570,000	566,466	(a)(e)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	80,000	84,250	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	160,000	168,900	(a)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	320,000	411,091	(b)

Total Diversified Financial Services				2,113,325

Thrifts & Mortgage Finance - 0.5%
Fondo MIVIVIENDA SA, Senior Notes	3.500%	1/31/23	400,000	405,600	(a)

TOTAL FINANCIALS				8,527,781

INDUSTRIALS - 3.5%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	200,000	196,200	(a)

Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	275,146	(b)

Industrial Conglomerates - 0.8%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	214,000	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	450,000	475,460	(b)

Total Industrial Conglomerates				689,460

Road & Rail - 0.2%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	226,275	(a)

Transportation - 0.9%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	790,000	800,665	(a)

Transportation Infrastructure - 1.1%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	400,000	422,514	(a)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	540,000	575,100	(b)

Total Transportation Infrastructure				997,614

TOTAL INDUSTRIALS				3,185,360

MATERIALS - 3.1%
Chemicals - 1.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	204,012	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	212,000	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	880,710	(a)

Total Chemicals				1,296,722

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	200,000	$207,400	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	270,000	289,575	(b)

Total Containers & Packaging				496,975

Metals & Mining - 0.8%
Southern Copper Corp., Senior Notes	6.750%	4/16/40	340,000	387,419
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	180,000	194,350
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	138,000	149,040

Total Metals & Mining				730,809

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	290,137	(a)

TOTAL MATERIALS				2,814,643

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	200,000	214,541	(a)

Wireless Telecommunication Services - 0.3%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000	288,985	(b)

TOTAL TELECOMMUNICATION SERVICES				503,526

UTILITIES - 3.9%
Electric Utilities - 3.3%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	620,000	654,875	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	200,000	209,750	(a)
Orazul Energy Egenor S. en C. por A., Senior Notes	5.625%	4/28/27	230,000	225,975	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	380,000	401,850	(a)
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	900,000	893,301	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	600,000	607,500	(a)

Total Electric Utilities				2,993,251

Independent Power and Renewable Electricity Producers - 0.6%
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	570,000	559,438	(a)

TOTAL UTILITIES				3,552,689

TOTAL CORPORATE BONDS & NOTES (Cost - $34,740,568)				35,886,588

			SHARES
COMMON STOCKS - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Pacific Exploration and Production Corp.			11,257	316,374	*
Pacific Exploration and Production Corp.			8,750	252,516	*(f)

TOTAL COMMON STOCKS (Cost - $2,110,318)				568,890

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $87,849,581)				88,784,277

SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,207,746)	0.723%		2,207,746	2,207,746

TOTAL INVESTMENTS - 98.9% (Cost - $90,057,327#)				90,992,023
Other Assets in Excess of Liabilities - 1.1%				1,056,601

TOTAL NET ASSETS - 100.0%				$92,048,624

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
RUB	— Russian Ruble

At May 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	4	9/17	$503,342	$505,188	$1,846

At May 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	37,100,000	USD	549,793	JPMorgan Chase Bank N.A.	6/15/17	$24,255
USD	1,695,560	SAR	6,377,000	Bank of America N.A.	7/17/17	(4,669)
USD	963,341	PLN	3,709,950	Barclays Bank PLC	9/15/17	(33,137)

Total						$(13,551)

Abbreviations used in this table:

INR	— Indian Rupee
PLN	— Polish Zloty
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

At May 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Republic of Korea, 7.125%, due 4/16/19)	$2,000,000	6/20/22	0.564%	1.000% quarterly	$(42,070)	$(50,608)	$8,538

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$52,328,799	—	$52,328,799
Corporate Bonds & Notes	—	35,886,588	—	35,886,588
Common Stocks:
Energy	$316,374	252,516	—	568,890

Total Long-Term Investments	316,374	88,467,903	—	88,784,277

Short-Term Investments†	2,207,746	—	—	2,207,746

Total Investments	$2,524,120	$88,467,903	—	$90,992,023

Other Financial Instruments:
Futures Contracts	$1,846	—	—	$1,846
Forward Foreign Currency Contracts	—	$24,255	—	24,255

Total Other Financial Instruments	$1,846	$24,255	—	$26,101

Total	$2,525,966	$88,492,158	—	$91,018,124

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$37,806	—	$37,806
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	42,070	—	42,070

Total	—	$79,876	—	$79,876

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,413,300
Gross unrealized depreciation	(3,478,604)

Net unrealized appreciation	$934,696

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2017